Accrued liabilities and provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 12,756,494	$ 14,232,207	$ 12,427,730
Abandonment cost update	3,465,340	(1,730,016)	500,868
Effect of business combination			947,883
Additions	853,365	715,831	714,839
Uses	(1,968,462)	(1,004,167)	(896,508)
Financial costs and interest	(1,331,431)	361,303	303,526
Foreign currency translation	454,226	(310,194)	(191,452)
Reversal of provision for sale of assets (1)		(188,540)
Transfers	158,698	59,682	42,417
Balance End Period	16,142,640	12,756,494	14,232,207
Current	1,595,249	1,533,136	1,590,118
Non-current	14,547,391	11,223,358	12,642,089
Asset retirement obligation
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	10,006,028	11,890,319	11,239,325
Abandonment cost update	3,465,340	(1,730,016)	500,868
Additions	71,001	93,704	242,435
Uses	(680,283)	(607,769)	(548,133)
Financial costs and interest	(477,491)	333,688	292,329
Foreign currency translation	237,449	(186,215)	(152,212)
Reversal of provision for sale of assets (1)		(188,540)
Transfers		28,427	11,283
Balance End Period	13,102,128	10,006,028	11,890,319
Current	1,105,004	946,675	1,041,674
Non-current	11,997,124	9,059,353	10,848,645
Litigations
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	898,251	703,966	118,139
Effect of business combination			329,123
Additions	27,250	153,786	261,785
Uses	(905,351)	(41,773)	(13,453)
Financial costs and interest	(808,176)	10,293	3,925
Foreign currency translation	79,670	(81,894)	(4,466)
Transfers	(25,868)	(9,915)	(19)
Balance End Period	722,788	898,251	703,966
Current	70,182	94,375	59,843
Non-current	652,606	803,876	644,123
Environmental contingencies and others
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	1,852,215	1,637,922	1,070,266
Effect of business combination			618,760
Additions	755,114	468,341	210,619
Uses	(382,828)	(354,625)	(334,922)
Financial costs and interest	(45,764)	17,322	7,272
Foreign currency translation	137,107	(42,085)	(34,774)
Transfers	184,566	41,170	31,153
Balance End Period	2,317,724	1,852,215	1,637,922
Current	420,063	492,086	488,601
Non-current	$ 1,897,661	$ 1,360,129	$ 1,149,321